Results for the Year - A reconciliation of Genmab's effective tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Results for the Year
Net result before tax	kr 5,904	kr 2,859	kr 1,612
Tax at the Danish corporation tax rate of 22% for all periods	1,299	629	355
Adjustment to valuation allowance	67
Recognition of previously unrecognized tax losses and deductible temporary differences	(222)	(19)	(267)
Non-deductible expenses/non-taxable income and other permanent differences, net	(5)	75	53
All other	7	8	(1)
Total tax effect	(153)	64	(215)
Total tax expense (income)	1,146	693	140
Total tax for the period in shareholders' equity	kr (44)	kr (24)	kr (89)
Effective Tax Rate	19.40%	24.20%	8.70%
Applicable tax rate	22.00%	22.00%	22.00%